DEBENTURES, NOTES AND LOANS (Details Narrative) - USD ($)								3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2016	Jan. 26, 2016	Jan. 20, 2015	Dec. 08, 2014	Sep. 30, 2014	Sep. 21, 2014	Nov. 20, 2012	Dec. 31, 2014	Aug. 31, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	May 10, 2013
Principal amount notes	$ 24,000
Debt instrument issue of shares	400,000
Amounts allocated to additional paid-in capital								$ 322,000		$ 160,000	$ 482,000		$ 1,041,000
Number of common stock issued upon new issue (shares)		1,000,000		209,041		280,592	331,859
MD Global Partners [Member]
Debt face amount										$ 480,000	$ 480,000
Debt instrument,term											1 year
Minimum accrue interest rates											8.00%
Maximum accrue interest rates											18.00%
Minimum interest rates of the notes											12.00%
Maximum interest rates of the notes											24.00%
Minimum interest rates of conversion prices											37.00%
Maximum interest rates of conversion prices											45.00%
Amounts allocated to additional paid-in capital											$ 482,485
Amortization expenses in respect of the discounts											1,523,404
Debt issuance cost											7,500
Carter Terry [Member]
Debt issuance cost											$ 46,000
Number of shares											100,000
Debt issuance percentage											4.00%
Notes [Member]
Principal amount notes											$ 464,970
Debt instrument conversion amount									$ 1,480,716
Debt instrument issue of shares									75,060,414
Notes [Member] | Accredited Investor [Member]
Debt face amount			$ 504,250		$ 1,408,150							$ 1,408,150	$ 1,408,150
Principal amount notes			$ 464,970		$ 1,201,414							1,201,414
Amounts allocated to additional paid-in capital												$ 1,040,919
6.5% Convertible Notes Payable [Member] | DA [Member] | Fidelity [Member]
Conversion price (in dollars per share)														$ 0.2034